SEGMENT INFORMATION - Summary of Revenues by Geographic Areas (Details) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2026	Sep. 30, 2025
Segment Reporting Information [Line Items]
Revenues by geographic areas		$ 37,315	$ 42,415
Europe Middle East and Africa [Member]
Segment Reporting Information [Line Items]
Revenues by geographic areas	[1]	27,739	37,203
North America [Member]
Segment Reporting Information [Line Items]
Revenues by geographic areas	[2]	4,900	3,730
Israel [Member]
Segment Reporting Information [Line Items]
Revenues by geographic areas		4,511	1,399
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Revenues by geographic areas		165	83
Germany [Member]
Segment Reporting Information [Line Items]
Revenues by geographic areas		27,612	37,203
United States [Member]
Segment Reporting Information [Line Items]
Revenues by geographic areas		$ 4,900	$ 3,712

[1]	Includes revenues from Germany in the amount of $27,612 and $37,203 for the nine months ended September 30, 2026 and 2025, respectively.
[2]	Includes revenues from United States in the amount of $4,900 and $3,712 for the nine months ended September 30, 2026 and 2025, respectively.